Interest Income (Expense), Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Income	$ 71,000,000	$ 13,000,000	$ 34,000,000
Interest expense on borrowings and banking fees	13,000,000	42,000,000	54,000,000
Capitalized borrowing cost	0	0	0
U.S. Treasury Bonds [Member]
Net Investment Income [Line Items]
Interest income (expense), net	$ 1,000,000	1,000,000	3,000,000
Senior Unsecured Convertible Bonds
Net Investment Income [Line Items]
Non-cash accretion expense		$ 34,000,000	$ 42,000,000